Significant Accounting Policies (Schedule Of Asset Impairment Charges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Total impairment	$ 20,857
Property, Plant And Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Total impairment	16,032
Customer Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Total impairment	4,661
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total impairment	$ 164